UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09102

iShares, Inc.
(Exact name of registrant as specified in charter)
c/o: Citi Fund Services Ohio, Inc. 4400 Easton Way Suite 200 Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

The Corporation Trust Incorporated 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	August 31, 2023

Date of reporting period:	February 28, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

February 28, 2023
iShares, Inc.
iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca
2023 Semi-Annual Report
(Unaudited)

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended February 28, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector shortly following the end of the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, several factors lead us to take an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession in a business environment characterized by higher costs and reduced pricing power. Nevertheless, we are overweight on emerging market stocks as a weaker
U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we believe that troubles in the banking sector will likely lead to reduced lending. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term
U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of February 28, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
1.26% (7.69)%
U.S. small cap equities
(Russell 2000
®
Index)
3.63 (6.02)
International equities (MSCI
Europe, Australasia, Far East
Index)
12.58 (3.14)
Emerging market equities
(MSCI Emerging Markets
Index)
(2.29) (15.28)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.74 2.11
U.S. Treasury securities (ICE
BofA 10-Year U.S. Treasury
Index)
(4.81) (14.06)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(2.13) (9.72)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.66 (5.10)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
2.52 (5.45)

This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
MSCI USA Equal Weighted ETF

2023
iShares Semi-Annual Report to Shareholders
Fund Summary
as of February 28, 2023
Investment Objective
The iShares MSCI USA Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted U.S. equities, as represented by the MSCI USA Equal Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through August 31, 2015 reflects the performance of the MSCI USA Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA
Equal Weighted Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................... 3.69% (6.68) % 8.35% 10.82% (6.68) % 49.33% 179.33%
Fund Market .................
3.70 (6.60) 8.37 10.84 – % (6.60) 49.49 179.78
Index ...................... 3.72 (6.64) 8.48 10.96  (6.64) 50.20 182.94
Actual Hypothetical 5% Return
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(09/01/22)
Ending
Account Value
(02/28/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,036.90  $ 0.45  $ 1,000.00  $ 1,024.35  $ 0.45  0.09%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 17.6%
Industrials ..................................... 14.1
Financials ..................................... 13.4
Health Care ................................... 12.7
Consumer Discretionary ........................... 10.2
Real Estate .................................... 5.9
Consumer Staples ............................... 5.8
Materials ..................................... 5.7
Utilities ....................................... 5.1
Communication Services ........................... 5.0
Energy ....................................... 4.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Seagen, Inc. ................................... 0.2%
ANSYS, Inc. ................................... 0.2
Palo Alto Networks, Inc. ........................... 0.2
MercadoLibre, Inc. ............................... 0.2
Linde PLC .................................... 0.2
GE HealthCare Technologies, Inc. .................... 0.2
HubSpot, Inc. .................................. 0.2
Dentsply Sirona, Inc .............................. 0.2
General Mills, Inc. ............................... 0.2
Cheniere Energy, Inc. ............................. 0.2
      aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
February 28, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .0%
Axon Enterprise, Inc.
(a)
..................... 3,993 $ 799,838
Boeing Co. (The)
(a)
........................ 3,689 743,518
General Dynamics Corp. .................... 3,384 771,247
HEICO Corp.
(b)
.......................... 1,916 317,232
HEICO Corp. , Class A ...................... 3,245 422,337
Howmet Aerospace, Inc. .................... 18,226 768,773
Huntington Ingalls Industries, Inc. .............. 3,576 769,555
L3Harris Technologies, Inc. .................. 3,702 781,825
Lockheed Martin Corp. ..................... 1,661 787,746
Northrop Grumman Corp. ................... 1,682 780,633
Raytheon Technologies Corp. ................ 7,753 760,492
Textron, Inc. ............................ 10,501 761,638
TransDigm Group, Inc. ..................... 1,046 778,088
9,242,922
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 7,547 754,398
Expeditors International of Washington, Inc.
(b)
...... 6,977 729,515
FedEx Corp. ............................ 3,698 751,508
United Parcel Service, Inc. , Class B ............ 4,219 769,925
3,005,346
a
Airlines  —  0 .3%
Delta Air Lines, Inc.
(a)
...................... 20,450 784,053
Southwest Airlines Co. ..................... 22,107 742,353
1,526,406
a
Auto Components  —  0 .5%
Aptiv PLC
(a)
............................. 6,484 753,959
BorgWarner, Inc. ......................... 15,557 782,206
Lear Corp. ............................. 5,475 764,584
2,300,749
a
Automobiles  —  0 .8%
Ford Motor Co. .......................... 60,636 731,877
General Motors Co. ....................... 18,163 703,635
Lucid Group, Inc.
(a) (b)
....................... 73,642 672,351
Rivian Automotive, Inc. , Class A
(a)
.............. 37,854 730,582
Tesla, Inc.
(a)
............................. 3,875 797,126
3,635,571
a
Banks  —  3 .1%
Bank of America Corp. ..................... 22,189 761,083
Citigroup, Inc. ........................... 15,212 771,096
Citizens Financial Group, Inc. ................ 18,286 763,623
Fifth Third Bancorp ....................... 21,353 775,114
First Citizens BancShares, Inc. , Class A .......... 1,045 766,779
First Horizon Corp. ........................ 31,539 781,221
First Republic Bank ....................... 5,988 736,584
Huntington Bancshares, Inc. ................. 51,031 781,795
JPMorgan Chase & Co. .................... 5,520 791,292
KeyCorp ............................... 41,028 750,402
M&T Bank Corp. ......................... 4,902 761,232
PNC Financial Services Group, Inc. (The) ........ 4,945 780,914
Regions Financial Corp. .................... 33,247 775,320
Signature Bank .......................... 6,163 709,053
SVB Financial Group
(a)
..................... 2,593 747,069
Truist Financial Corp. ...................... 16,322 766,318
U.S. Bancorp ........................... 16,124 769,599
Webster Financial Corp. .................... 14,216 755,154
Wells Fargo & Co. ........................ 16,578 775,353
14,519,001
a
Security Shares Value
a
Beverages  —  1 .1%
Brown-Forman Corp. , Class B , NVS ............ 11,966 $ 776,234
Coca-Cola Co. (The) ...................... 13,219 786,663
Constellation Brands, Inc. , Class A ............. 3,445 770,646
Keurig Dr Pepper, Inc. ..................... 21,805 753,363
Molson Coors Beverage Co. , Class B ........... 15,230 810,084
Monster Beverage Corp.
(a)
................... 7,535 766,761
PepsiCo, Inc. ........................... 4,460 773,944
5,437,695
a
Biotechnology  —  2 .4%
AbbVie, Inc. ............................ 5,235 805,667
Alnylam Pharmaceuticals, Inc.
(a)
............... 3,561 681,753
Amgen, Inc. ............................ 3,342 774,208
Biogen, Inc.
(a)
........................... 2,883 778,006
BioMarin Pharmaceutical, Inc.
(a)
............... 7,296 726,609
Exact Sciences Corp.
(a) (b)
.................... 12,276 765,163
Gilead Sciences, Inc. ...................... 9,387 755,935
Horizon Therapeutics PLC
(a)
................. 7,141 781,868
Incyte Corp.
(a)
........................... 10,005 770,185
Moderna, Inc.
(a)
.......................... 4,543 630,614
Neurocrine Biosciences, Inc.
(a)
................ 7,616 785,210
Regeneron Pharmaceuticals, Inc.
(a)
............. 1,063 808,326
Seagen, Inc.
(a) (b)
.......................... 4,865 874,192
United Therapeutics Corp.
(a)
.................. 3,113 765,923
Vertex Pharmaceuticals, Inc.
(a)
................ 2,681 778,267
11,481,926
a
Building Products  —  1 .6%
A O Smith Corp. ......................... 11,560 758,683
Allegion PLC ............................ 6,613 745,352
Carlisle Companies, Inc. .................... 3,013 778,017
Carrier Global Corp. ....................... 17,307 779,334
Fortune Brands Innovations, Inc. .............. 12,139 752,011
Johnson Controls International PLC ............ 12,146 761,797
Lennox International, Inc. ................... 2,934 747,671
Masco Corp. ............................ 14,026 735,383
Owens Corning .......................... 7,699 752,885
Trane Technologies PLC .................... 4,267 789,267
7,600,400
a
Capital Markets  —  4 .6%
Ameriprise Financial, Inc. ................... 2,240 768,029
Ares Management Corp. , Class A .............. 9,375 755,906
Bank of New York Mellon Corp. (The) ........... 15,263 776,581
BlackRock, Inc.
(c)
......................... 1,097 756,305
Blackstone, Inc. , NVS ...................... 8,289 752,641
Carlyle Group, Inc. (The) .................... 22,488 773,587
Cboe Global Markets, Inc. ................... 6,142 774,936
Charles Schwab Corp. (The) ................. 9,744 759,252
CME Group, Inc. , Class A ................... 4,153 769,800
Coinbase Global, Inc. , Class A
(a) (b)
.............. 11,935 773,746
FactSet Research Systems, Inc. ............... 1,833 759,870
Franklin Resources, Inc. .................... 25,090 739,402
Goldman Sachs Group, Inc. (The) ............. 2,115 743,740
Intercontinental Exchange, Inc. ............... 7,307 743,853
Invesco Ltd. ............................ 42,406 748,890
KKR & Co., Inc. .......................... 13,602 766,473
LPL Financial Holdings, Inc. .................. 3,154 787,112
MarketAxess Holdings, Inc. .................. 2,177 743,337
Moody's Corp. ........................... 2,588 750,908
Morgan Stanley .......................... 7,862 758,683
MSCI, Inc. , Class A ....................... 1,416 739,364
Nasdaq, Inc. ............................ 13,395 750,924
Northern Trust Corp. ....................... 8,185 779,785
Raymond James Financial, Inc. ............... 6,866 744,686

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Capital Markets (continued)
S&P Global, Inc. ......................... 2,188 $ 746,546
SEI Investments Co. ....................... 12,634 761,199
State Street Corp. ........................ 8,393 744,291
T Rowe Price Group, Inc. ................... 6,574 738,129
Tradeweb Markets, Inc. , Class A ............... 10,685 757,460
21,965,435
a
Chemicals  —  2 .9%
Air Products and Chemicals, Inc. .............. 2,789 797,598
Albemarle Corp. ......................... 2,741 697,064
Celanese Corp. .......................... 6,457 750,497
CF Industries Holdings, Inc. .................. 9,176 788,127
Corteva, Inc. ............................ 12,475 777,068
Dow, Inc. .............................. 13,340 763,048
DuPont de Nemours, Inc. ................... 10,373 757,540
Eastman Chemical Co. ..................... 9,007 767,396
Ecolab, Inc. ............................ 4,832 770,076
FMC Corp. ............................. 6,068 783,682
International Flavors & Fragrances, Inc. .......... 8,150 759,580
Linde PLC ............................. 2,420 843,055
LyondellBasell Industries NV , Class A ........... 7,927 760,913
Mosaic Co. (The) ......................... 15,532 826,147
PPG Industries, Inc. ....................... 6,061 800,416
RPM International, Inc. ..................... 8,918 790,402
Sherwin-Williams Co. (The) .................. 3,447 762,994
Westlake Corp. .......................... 6,316 752,488
13,948,091
a
Commercial Services & Supplies  —  1 .0%
Cintas Corp. ............................ 1,774 777,846
Copart, Inc.
(a)
........................... 11,357 800,214
Republic Services, Inc. ..................... 6,022 776,417
Rollins, Inc. ............................. 21,637 761,622
Waste Connections, Inc. .................... 5,741 768,835
Waste Management, Inc. .................... 5,141 769,916
4,654,850
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 5,526 766,456
Cisco Systems, Inc. ....................... 15,352 743,344
F5, Inc.
(a)
.............................. 5,333 762,512
Juniper Networks, Inc. ..................... 24,828 764,206
Motorola Solutions, Inc. .................... 2,928 769,508
3,806,026
a
Construction & Engineering  —  0 .3%
AECOM ............................... 8,659 747,791
Quanta Services, Inc. ...................... 5,065 817,491
1,565,282
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 2,122 763,644
Vulcan Materials Co. ...................... 4,223 763,983
1,527,627
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 25,018 751,791
American Express Co. ..................... 4,399 765,382
Capital One Financial Corp. .................. 7,018 765,524
Discover Financial Services .................. 7,013 785,456
Synchrony Financial ....................... 21,958 784,120
3,852,273
a
Containers & Packaging  —  1 .3%
Amcor PLC ............................. 68,608 764,293
Avery Dennison Corp. ...................... 4,300 783,417
Security Shares Value
a
Containers & Packaging (continued)
Ball Corp. .............................. 13,648 $ 767,154
Crown Holdings, Inc. ...................... 8,924 772,015
International Paper Co. ..................... 20,259 737,225
Packaging Corp. of America ................. 5,533 756,472
Sealed Air Corp. ......................... 15,697 763,188
Westrock Co. ........................... 23,657 742,830
6,086,594
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 4,370 772,878
LKQ Corp. ............................. 13,520 774,561
Pool Corp. ............................. 2,009 716,932
2,264,371
a
Diversified Financial Services  —  0 .5%
Apollo Global Management, Inc. ............... 10,859 769,903
Berkshire Hathaway, Inc. , Class B
(a)
............ 2,540 775,157
Equitable Holdings, Inc. .................... 23,823 748,519
2,293,579
a
Diversified Telecommunication Services  —  0 .5%
AT&T, Inc. .............................. 40,645 768,597
Liberty Global PLC , Class A
(a)
................ 14,308 293,171
Liberty Global PLC , Class C , NVS ............. 22,877 486,136
Verizon Communications, Inc. ................ 19,649 762,578
2,310,482
a
Electric Utilities  —  2 .5%
Alliant Energy Corp. ....................... 14,731 755,259
American Electric Power Co., Inc. .............. 8,631 759,269
Constellation Energy Corp. .................. 9,142 684,645
Duke Energy Corp. ....................... 7,964 750,687
Edison International ....................... 11,646 771,082
Entergy Corp. ........................... 7,230 743,750
Evergy, Inc. ............................. 12,831 754,591
Eversource Energy ....................... 9,944 749,380
Exelon Corp. ............................ 18,424 744,145
FirstEnergy Corp. ........................ 19,295 762,924
NextEra Energy, Inc. ...................... 10,342 734,592
NRG Energy, Inc. ......................... 22,970 753,186
PG&E Corp.
(a) (b)
.......................... 50,342 786,342
PPL Corp. ............................. 27,516 744,858
Southern Co. (The) ....................... 11,886 749,531
Xcel Energy, Inc. ......................... 11,639 751,530
11,995,771
a
Electrical Equipment  —  1 .3%
AMETEK, Inc. ........................... 5,425 767,963
Eaton Corp. PLC ......................... 4,496 786,485
Emerson Electric Co. ...................... 9,134 755,473
Generac Holdings, Inc.
(a) (b)
................... 6,026 723,180
Hubbell, Inc. ............................ 3,128 786,817
Plug Power, Inc.
(a) (b)
....................... 49,420 734,876
Rockwell Automation, Inc. ................... 2,646 780,385
Sensata Technologies Holding PLC ............ 14,945 755,918
6,091,097
a
Electronic Equipment, Instruments & Components  —  1 .5%
Amphenol Corp. , Class A ................... 9,622 745,897
Arrow Electronics, Inc.
(a) (b)
................... 6,330 746,877
CDW Corp. ............................. 3,654 739,643
Cognex Corp. ........................... 14,153 671,135
Corning, Inc. ............................ 22,203 753,792
Keysight Technologies, Inc.
(a)
................. 4,187 669,753
TE Connectivity Ltd. ....................... 5,919 753,607
Teledyne Technologies, Inc.
(a)
................. 1,785 767,675

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.
(a)
........................... 14,241 $ 741,386
Zebra Technologies Corp. , Class A
(a) (b)
........... 2,348 704,987
7,294,752
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 24,266 742,540
Halliburton Co. .......................... 20,363 737,751
Schlumberger Ltd. ........................ 14,081 749,250
2,229,541
a
Entertainment  —  1 .6%
Activision Blizzard, Inc. ..................... 10,146 773,633
Electronic Arts, Inc. ....................... 7,007 777,357
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 11,189 759,397
Live Nation Entertainment, Inc.
(a)
.............. 10,009 721,249
Netflix, Inc.
(a)
............................ 2,232 718,994
ROBLOX Corp. , Class A
(a) (b)
.................. 17,963 658,164
Roku, Inc. , Class A
(a)
...................... 11,093 717,606
Take-Two Interactive Software, Inc.
(a)
............ 6,957 762,139
Walt Disney Co. (The)
(a)
.................... 7,397 736,815
Warner Bros Discovery, Inc. , Series A
(a)
.......... 51,131 798,666
7,424,020
a
Equity Real Estate Investment Trusts (REITs)  —  5 .5%
Alexandria Real Estate Equities, Inc. ............ 4,832 723,737
American Homes 4 Rent , Class A .............. 23,497 728,877
American Tower Corp. ..................... 3,693 731,251
AvalonBay Communities, Inc. ................ 4,346 749,772
Boston Properties, Inc. ..................... 10,968 718,185
Camden Property Trust ..................... 6,559 752,711
Crown Castle, Inc. ........................ 5,601 732,331
Digital Realty Trust, Inc. .................... 6,935 722,835
Equinix, Inc. ............................ 1,084 746,085
Equity LifeStyle Properties, Inc. ............... 10,952 750,321
Equity Residential ........................ 11,883 742,925
Essex Property Trust, Inc. ................... 3,302 753,054
Extra Space Storage, Inc. ................... 4,928 811,395
Gaming and Leisure Properties, Inc. ............ 14,812 798,071
Healthcare Realty Trust, Inc. , Class A ........... 37,420 729,690
Healthpeak Properties, Inc. .................. 30,337 729,908
Host Hotels & Resorts, Inc. .................. 45,119 757,999
Invitation Homes, Inc. ...................... 24,062 752,178
Iron Mountain, Inc. ........................ 14,726 776,796
Kimco Realty Corp. ....................... 37,065 763,910
Medical Properties Trust, Inc. ................. 61,062 628,939
Mid-America Apartment Communities, Inc. ........ 4,660 746,066
Prologis, Inc. ............................ 6,223 767,918
Public Storage ........................... 2,613 781,156
Realty Income Corp. ....................... 11,805 754,930
Regency Centers Corp. .................... 12,118 762,222
SBA Communications Corp. , Class A ............ 2,760 715,806
Simon Property Group, Inc. .................. 6,295 768,557
Sun Communities, Inc. ..................... 4,958 709,688
UDR, Inc. .............................. 17,408 745,759
Ventas, Inc. ............................ 15,379 748,188
VICI Properties, Inc. ....................... 22,963 769,949
Welltower, Inc. ........................... 10,030 743,424
Weyerhaeuser Co. ........................ 24,131 754,094
WP Carey, Inc. .......................... 9,307 755,356
26,124,083
a
Food & Staples Retailing  —  0 .8%
Costco Wholesale Corp. .................... 1,553 751,932
Kroger Co. (The) ......................... 17,852 770,135
Security Shares Value
a
Food & Staples Retailing (continued)
Sysco Corp. ............................ 10,105 $ 753,530
Walgreens Boots Alliance, Inc. ................ 21,553 765,778
Walmart, Inc. ............................ 5,426 771,197
3,812,572
a
Food Products  —  2 .5%
Archer-Daniels-Midland Co. .................. 9,615 765,354
Bunge Ltd. ............................. 8,025 766,388
Campbell Soup Co. ....................... 15,383 807,915
Conagra Brands, Inc. ...................... 21,854 795,704
Darling Ingredients, Inc.
(a) (b)
.................. 11,560 731,401
General Mills, Inc. ........................ 10,422 828,653
Hershey Co. (The) ........................ 3,343 796,704
Hormel Foods Corp. ....................... 17,415 772,878
J M Smucker Co. (The) ..................... 5,317 786,331
Kellogg Co. ............................. 11,712 772,289
Kraft Heinz Co. (The) ...................... 19,736 768,520
Lamb Weston Holdings, Inc. ................. 7,827 787,709
McCormick & Co., Inc. , NVS ................. 10,534 782,887
Mondelez International, Inc. , Class A ............ 11,919 776,880
Tyson Foods, Inc. , Class A .................. 12,899 764,137
11,703,750
a
Gas Utilities  —  0 .3%
Atmos Energy Corp.
(b)
...................... 6,766 763,273
UGI Corp. .............................. 20,228 753,088
1,516,361
a
Health Care Equipment & Supplies  —  3 .6%
Abbott Laboratories ....................... 7,379 750,592
Align Technology, Inc.
(a) (b)
.................... 2,400 742,800
Baxter International, Inc. .................... 19,669 785,776
Becton Dickinson and Co. ................... 3,236 759,004
Boston Scientific Corp.
(a)
.................... 16,842 786,858
Cooper Companies, Inc. (The)
(b)
............... 2,277 744,511
Dentsply Sirona, Inc. ...................... 21,866 832,439
Dexcom, Inc.
(a)
.......................... 6,676 741,103
Edwards Lifesciences Corp.
(a)
................ 10,130 814,857
GE HealthCare Technologies, Inc.
(a)
............ 11,040 839,040
Hologic, Inc.
(a)
........................... 9,475 754,589
IDEXX Laboratories, Inc.
(a)
................... 1,546 731,629
Insulet Corp.
(a)
........................... 2,619 723,787
Intuitive Surgical, Inc.
(a)
..................... 3,260 747,811
Masimo Corp.
(a)
.......................... 4,747 794,220
Medtronic PLC .......................... 9,297 769,792
Novocure Ltd.
(a) (b)
......................... 9,035 695,424
ResMed, Inc. ........................... 3,660 779,580
STERIS PLC ............................ 4,084 767,914
Stryker Corp. ........................... 2,974 781,805
Teleflex, Inc. ............................ 3,178 757,095
Zimmer Biomet Holdings, Inc. ................ 6,257 775,055
16,875,681
a
Health Care Providers & Services  —  2 .5%
AmerisourceBergen Corp. ................... 4,878 758,822
Cardinal Health, Inc. ....................... 9,954 753,617
Centene Corp.
(a)
......................... 10,722 733,385
Cigna Corp. (The) ........................ 2,614 763,549
CVS Health Corp. ........................ 8,899 743,422
DaVita, Inc.
(a) (b)
.......................... 9,384 771,928
Elevance Health, Inc. ...................... 1,607 754,760
HCA Healthcare, Inc. ...................... 2,975 724,264
Henry Schein, Inc.
(a)
....................... 9,452 740,186
Humana, Inc. ........................... 1,548 766,291
Laboratory Corp. of America Holdings ........... 3,057 731,723

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
McKesson Corp. ......................... 2,152 $ 752,791
Molina Healthcare, Inc.
(a)
.................... 2,672 735,682
Quest Diagnostics, Inc. ..................... 5,338 738,566
UnitedHealth Group, Inc. .................... 1,606 764,360
Universal Health Services, Inc. , Class B ......... 5,219 697,102
11,930,448
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a) (b)
.............. 4,524 749,446
a
Hotels, Restaurants & Leisure  —  3 .0%
Airbnb, Inc. , Class A
(a)
...................... 5,615 692,217
Aramark ............................... 20,428 751,750
Booking Holdings, Inc.
(a)
.................... 314 792,536
Caesars Entertainment, Inc.
(a)
................ 15,059 764,395
Carnival Corp.
(a) (b)
......................... 67,484 716,680
Chipotle Mexican Grill, Inc.
(a)
................. 483 720,192
Darden Restaurants, Inc. ................... 5,371 767,999
Domino's Pizza, Inc. ....................... 2,194 645,058
Expedia Group, Inc.
(a)
...................... 7,019 764,861
Hilton Worldwide Holdings, Inc. ............... 5,279 762,868
Las Vegas Sands Corp.
(a)
................... 13,777 791,764
Marriott International, Inc. , Class A ............. 4,453 753,626
McDonald's Corp. ........................ 2,945 777,215
MGM Resorts International .................. 17,711 761,750
Royal Caribbean Cruises Ltd.
(a)
............... 10,593 748,290
Starbucks Corp. .......................... 7,279 743,113
Vail Resorts, Inc. ......................... 3,153 736,194
Wynn Resorts Ltd.
(a)
....................... 7,217 782,106
Yum! Brands, Inc. ........................ 5,943 755,712
14,228,326
a
Household Durables  —  1 .3%
DR Horton, Inc. .......................... 8,058 745,204
Garmin Ltd. ............................. 8,058 790,731
Lennar Corp. , Class A ...................... 7,728 747,607
Mohawk Industries, Inc.
(a)
................... 6,747 693,929
Newell Brands, Inc. ....................... 51,164 751,599
NVR, Inc.
(a)
............................. 153 791,564
PulteGroup, Inc. ......................... 14,001 765,435
Whirlpool Corp. .......................... 5,394 744,264
6,030,333
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 9,455 792,140
Clorox Co. (The) ......................... 5,128 797,096
Colgate-Palmolive Co. ..................... 10,757 788,488
Kimberly-Clark Corp. ...................... 6,190 774,060
Procter & Gamble Co. (The) ................. 5,708 785,192
3,936,976
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 29,686 732,650
Vistra Corp. ............................ 34,304 754,345
1,486,995
a
Industrial Conglomerates  —  0 .5%
3M Co. ................................ 6,989 752,995
General Electric Co. ....................... 9,314 788,989
Honeywell International, Inc. ................. 3,927 751,942
2,293,926
a
Insurance  —  4 .2%
Aflac, Inc. .............................. 11,324 771,731
Allstate Corp. (The) ....................... 5,710 735,334
American Financial Group, Inc. ............... 5,966 800,100
Security Shares Value
a
Insurance (continued)
American International Group, Inc. ............. 12,661 $ 773,714
Aon PLC , Class A ........................ 2,523 767,118
Arch Capital Group Ltd.
(a)
................... 11,666 816,620
Arthur J Gallagher & Co. .................... 4,150 777,502
Assurant, Inc. ........................... 4,720 601,281
Brown & Brown, Inc. ....................... 13,645 765,075
Chubb Ltd. ............................. 3,723 785,627
Cincinnati Financial Corp. ................... 6,218 750,513
Erie Indemnity Co. , Class A , NVS .............. 3,253 765,724
Everest Re Group Ltd. ..................... 2,058 790,210
Fidelity National Financial, Inc. ................ 18,230 726,648
Globe Life, Inc. .......................... 6,441 783,805
Hartford Financial Services Group, Inc. (The) ...... 10,102 790,785
Loews Corp. ............................ 12,696 775,599
Markel Corp.
(a)
........................... 592 787,277
Marsh & McLennan Companies, Inc. ............ 4,701 762,220
MetLife, Inc. ............................ 10,802 774,827
Principal Financial Group, Inc. ................ 8,567 767,260
Progressive Corp. (The) .................... 5,492 788,212
Prudential Financial, Inc. .................... 7,592 759,200
Travelers Companies, Inc. (The) ............... 4,276 791,573
W R Berkley Corp. ........................ 11,710 775,085
Willis Towers Watson PLC ................... 3,214 753,233
19,936,273
a
Interactive Media & Services  —  1 .0%
Alphabet, Inc. , Class A
(a)
.................... 4,270 384,556
Alphabet, Inc. , Class C , NVS
(a)
................ 3,915 353,525
Match Group, Inc.
(a)
....................... 17,824 738,270
Meta Platforms, Inc. , Class A
(a)
................ 4,540 794,228
Pinterest, Inc. , Class A
(a)
.................... 31,514 791,316
Snap, Inc. , Class A , NVS
(a)
.................. 72,956 740,503
ZoomInfo Technologies, Inc.
(a)
................ 29,652 716,689
4,519,087
a
Internet & Direct Marketing Retail  —  0 .9%
Amazon.com, Inc.
(a)
....................... 7,992 753,086
Chewy, Inc. , Class A
(a) (b)
.................... 16,575 672,116
DoorDash, Inc. , Class A
(a)
................... 11,703 639,686
eBay, Inc. .............................. 16,087 738,394
Etsy, Inc.
(a) (b)
............................ 6,007 729,310
MercadoLibre, Inc.
(a)
....................... 699 852,780
4,385,372
a
IT Services  —  4 .2%
Accenture PLC , Class A .................... 2,784 739,291
Akamai Technologies, Inc.
(a)
.................. 10,157 737,398
Automatic Data Processing, Inc. ............... 3,441 756,401
Block, Inc. , Class A
(a) (b)
..................... 9,956 763,924
Broadridge Financial Solutions, Inc. ............ 5,452 767,532
Cloudflare, Inc. , Class A
(a) (b)
.................. 11,458 687,595
Cognizant Technology Solutions Corp. , Class A ..... 11,797 738,846
EPAM Systems, Inc.
(a)
...................... 2,262 695,904
Fidelity National Information Services, Inc. ........ 11,319 717,285
Fiserv, Inc.
(a)
............................ 6,751 776,973
FleetCor Technologies, Inc.
(a)
................. 3,652 784,413
Gartner, Inc.
(a)
........................... 2,262 741,506
Global Payments, Inc. ..................... 6,671 748,486
GoDaddy, Inc. , Class A
(a)
.................... 9,857 746,273
International Business Machines Corp. .......... 5,799 749,811
Jack Henry & Associates, Inc. ................ 4,740 778,498
Mastercard, Inc. , Class A .................... 2,130 756,768
MongoDB, Inc. , Class A
(a) (b)
.................. 3,602 754,691
Okta, Inc. , Class A
(a)
....................... 10,400 741,416
Paychex, Inc. ........................... 6,827 753,701

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
IT Services (continued)
PayPal Holdings, Inc.
(a)
..................... 10,202 $ 750,867
Snowflake, Inc. , Class A
(a)
................... 4,762 735,158
SS&C Technologies Holdings, Inc. ............. 12,561 737,331
Toast, Inc. , Class A
(a) (b)
..................... 39,082 739,431
Twilio, Inc. , Class A
(a)
...................... 10,375 697,304
VeriSign, Inc.
(a)
.......................... 3,774 742,836
Visa, Inc. , Class A ........................ 3,466 762,312
20,101,951
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 13,391 736,639
a
Life Sciences Tools & Services  —  2 .2%
Agilent Technologies, Inc. ................... 5,279 749,460
Avantor, Inc.
(a)
........................... 32,122 782,813
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,717 820,451
Bio-Techne Corp. ......................... 10,268 745,868
Charles River Laboratories International, Inc.
(a)
..... 3,089 677,541
Danaher Corp. .......................... 3,061 757,689
Illumina, Inc.
(a)
........................... 3,696 736,243
IQVIA Holdings, Inc.
(a)
...................... 3,517 733,189
Mettler-Toledo International, Inc.
(a)
............. 510 731,192
PerkinElmer, Inc. ......................... 5,804 723,004
Repligen Corp.
(a) (b)
........................ 3,952 689,110
Thermo Fisher Scientific, Inc. ................. 1,411 764,424
Waters Corp.
(a)
.......................... 2,392 743,649
West Pharmaceutical Services, Inc. ............ 2,448 776,090
10,430,723
a
Machinery  —  3 .1%
Caterpillar, Inc. .......................... 3,175 760,571
Cummins, Inc. ........................... 3,082 749,173
Deere & Co. ............................ 1,943 814,583
Dover Corp. ............................ 5,052 757,295
Fortive Corp. ............................ 11,395 759,591
Graco, Inc. ............................. 10,953 761,672
IDEX Corp. ............................. 3,478 782,480
Illinois Tool Works, Inc. ..................... 3,301 769,661
Ingersoll Rand, Inc. ....................... 13,640 792,075
Nordson Corp. ........................... 3,243 712,293
Otis Worldwide Corp. ...................... 9,365 792,466
PACCAR, Inc. ........................... 10,456 754,923
Parker-Hannifin Corp. ...................... 2,208 776,885
Pentair PLC ............................ 13,895 777,286
Snap-on, Inc. ........................... 3,101 771,157
Stanley Black & Decker, Inc. ................. 8,679 743,009
Toro Co. (The) ........................... 6,872 758,944
Westinghouse Air Brake Technologies Corp. ....... 7,500 782,475
Xylem, Inc. ............................. 7,368 756,325
14,572,864
a
Media  —  1 .8%
Charter Communications, Inc. , Class A
(a) (b)
........ 1,955 718,678
Comcast Corp. , Class A .................... 19,708 732,546
DISH Network Corp. , Class A
(a)
............... 55,519 633,472
Fox Corp. , Class A , NVS .................... 14,791 517,981
Fox Corp. , Class B ........................ 7,048 227,298
Interpublic Group of Companies, Inc. (The) ....... 21,043 747,868
Liberty Broadband Corp. , Class C , NVS
(a)
........ 8,328 721,788
Liberty Media Corp.-Liberty SiriusXM , Series A ..... 7,161 231,945
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
15,955 514,070
News Corp. , Class A , NVS .................. 41,929 719,082
Omnicom Group, Inc. ...................... 8,399 760,697
Paramount Global , Class B , NVS .............. 33,311 713,522
Sirius XM Holdings, Inc.
(b)
................... 169,808 745,457
Security Shares Value
a
Media (continued)
Trade Desk, Inc. (The) , Class A
(a)
.............. 12,412 $ 694,575
8,678,979
a
Metals & Mining  —  1 .1%
Alcoa Corp. ............................. 16,051 785,536
Cleveland-Cliffs, Inc.
(a)
..................... 38,019 810,945
Freeport-McMoRan, Inc. .................... 18,307 750,038
Newmont Corp. .......................... 17,073 744,554
Nucor Corp. ............................ 4,610 771,898
Reliance Steel & Aluminum Co. ............... 3,220 798,045
Steel Dynamics, Inc. ....................... 6,204 782,386
5,443,402
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .2%
Annaly Capital Management, Inc. .............. 36,058 745,679
a
Multiline Retail  —  0 .5%
Dollar General Corp. ...................... 3,421 739,962
Dollar Tree, Inc.
(a)
......................... 5,331 774,488
Target Corp. ............................ 4,485 755,723
2,270,173
a
Multi-Utilities  —  1 .6%
Ameren Corp. ........................... 9,119 754,232
CenterPoint Energy, Inc. .................... 26,947 749,666
CMS Energy Corp. ........................ 12,839 757,116
Consolidated Edison, Inc. ................... 8,540 763,049
Dominion Energy, Inc. ...................... 13,474 749,424
DTE Energy Co. ......................... 6,903 757,328
NiSource, Inc. ........................... 29,123 798,844
Public Service Enterprise Group, Inc. ........... 12,673 765,829
Sempra Energy .......................... 4,971 745,451
WEC Energy Group, Inc. .................... 8,545 757,600
7,598,539
a
Oil, Gas & Consumable Fuels  —  4 .0%
APA Corp. ............................. 19,502 748,487
Cheniere Energy, Inc. ...................... 5,261 827,766
Chesapeake Energy Corp. .................. 9,329 753,877
Chevron Corp. ........................... 4,700 755,619
ConocoPhillips .......................... 7,224 746,600
Coterra Energy, Inc. ....................... 31,809 794,271
Devon Energy Corp. ....................... 14,049 757,522
Diamondback Energy, Inc. ................... 5,522 776,283
EOG Resources, Inc. ...................... 6,256 707,053
EQT Corp. ............................. 24,594 816,029
Exxon Mobil Corp. ........................ 6,764 743,431
Hess Corp. ............................. 5,445 733,442
HF Sinclair Corp.
(a)
........................ 14,548 723,327
Kinder Morgan, Inc. , Class P ................. 43,273 738,237
Marathon Oil Corp. ........................ 29,231 735,160
Marathon Petroleum Corp. .................. 6,211 767,680
Occidental Petroleum Corp.
(b)
................. 12,525 733,464
ONEOK, Inc. ............................ 11,314 740,501
Ovintiv, Inc. ............................. 16,755 716,611
Phillips 66 .............................. 7,461 765,200
Pioneer Natural Resources Co. ............... 3,618 725,083
Targa Resources Corp. ..................... 10,330 765,453
Texas Pacific Land Corp. .................... 418 744,119
Valero Energy Corp. ....................... 5,436 716,084
Williams Companies, Inc. (The) ............... 24,394 734,259
18,765,558
a
Personal Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 3,137 762,448
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Pharmaceuticals  —  1 .7%
Bristol-Myers Squibb Co. .................... 11,049 $ 761,939
Catalent, Inc.
(a) (b)
......................... 10,889 742,847
Elanco Animal Health, Inc.
(a)
.................. 59,080 677,648
Eli Lilly & Co. ........................... 2,401 747,239
Jazz Pharmaceuticals PLC
(a)
................. 5,350 751,140
Johnson & Johnson ....................... 4,947 758,177
Merck & Co., Inc. ......................... 7,350 780,864
Pfizer, Inc. ............................. 18,226 739,429
Royalty Pharma PLC , Class A ................ 21,021 753,603
Viatris, Inc. ............................. 67,195 766,023
Zoetis, Inc. , Class A ....................... 4,501 751,667
8,230,576
a
Professional Services  —  1 .4%
Booz Allen Hamilton Holding Corp. , Class A ....... 8,114 768,639
Clarivate PLC
(a) (b)
......................... 72,083 730,201
CoStar Group, Inc.
(a)
....................... 10,013 707,518
Equifax, Inc. ............................ 3,675 744,298
Jacobs Solutions, Inc. ...................... 6,388 763,366
Leidos Holdings, Inc. ...................... 7,873 764,232
Robert Half International, Inc. ................. 9,443 761,295
TransUnion ............................. 11,107 726,731
Verisk Analytics, Inc. ....................... 4,442 760,071
6,726,351
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 8,845 753,063
Zillow Group, Inc. , Class C , NVS
(a)
............. 16,343 686,406
1,439,469
a
Road & Rail  —  1 .3%
CSX Corp. ............................. 25,163 767,220
JB Hunt Transport Services, Inc. .............. 4,190 757,510
Knight-Swift Transportation Holdings, Inc. , Class A .. 13,049 741,705
Norfolk Southern Corp. ..................... 3,403 765,063
Old Dominion Freight Line, Inc. ............... 2,224 754,514
Uber Technologies, Inc.
(a)
................... 21,613 718,849
U-Haul Holding Co. , Series N , NVS
(a)
........... 13,567 754,732
Union Pacific Corp. ....................... 3,904 809,221
6,068,814
a
Semiconductors & Semiconductor Equipment  —  3 .8%
Advanced Micro Devices, Inc.
(a)
............... 9,775 768,119
Analog Devices, Inc. ....................... 4,039 741,035
Applied Materials, Inc. ..................... 6,784 787,962
Broadcom, Inc. .......................... 1,304 774,954
Enphase Energy, Inc.
(a)
..................... 3,860 812,646
Entegris, Inc. ............................ 8,995 766,644
First Solar, Inc.
(a)
......................... 4,744 802,400
Intel Corp. ............................. 27,759 692,032
KLA Corp. .............................. 1,999 758,381
Lam Research Corp. ...................... 1,561 758,662
Marvell Technology, Inc. .................... 17,133 773,555
Microchip Technology, Inc. ................... 9,249 749,446
Micron Technology, Inc. ..................... 13,036 753,742
Monolithic Power Systems, Inc. ............... 1,525 738,542
NVIDIA Corp. ........................... 3,558 826,025
NXP Semiconductors NV ................... 4,094 730,697
ON Semiconductor Corp.
(a) (b)
................. 9,305 720,300
Qorvo, Inc.
(a)
............................ 7,495 756,171
QUALCOMM, Inc. ........................ 6,041 746,245
Skyworks Solutions, Inc. .................... 6,567 732,680
SolarEdge Technologies, Inc.
(a) (b)
.............. 2,486 790,349
Teradyne, Inc. ........................... 7,364 744,795
Texas Instruments, Inc. ..................... 4,446 762,267
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Wolfspeed, Inc.
(a) (b)
........................ 9,690 $ 716,866
18,204,515
a
Software  —  6 .0%
Adobe, Inc.
(a)
............................ 2,144 694,549
ANSYS, Inc.
(a)
........................... 2,865 869,843
Aspen Technology, Inc.
(a)
.................... 3,672 778,501
Atlassian Corp. , Class A
(a)
................... 4,482 736,527
Autodesk, Inc.
(a)
.......................... 3,524 700,183
Bentley Systems, Inc. , Class B ................ 19,102 772,867
BILL Holdings, Inc.
(a) (b)
...................... 8,111 686,434
Black Knight, Inc.
(a)
........................ 12,142 723,663
Cadence Design Systems, Inc.
(a)
.............. 4,022 776,005
Ceridian HCM Holding, Inc.
(a)
................. 10,319 752,565
Crowdstrike Holdings, Inc. , Class A
(a)
............ 6,800 820,692
Datadog, Inc. , Class A
(a) (b)
................... 9,492 726,328
DocuSign, Inc.
(a)
......................... 11,745 720,556
Dropbox, Inc. , Class A
(a)
.................... 32,672 666,509
Dynatrace, Inc.
(a)
......................... 17,885 760,649
Fair Isaac Corp.
(a)
......................... 1,138 770,870
Fortinet, Inc.
(a)
........................... 12,752 757,979
Gen Digital, Inc. .......................... 36,666 715,354
HubSpot, Inc.
(a)
.......................... 2,163 836,778
Intuit, Inc. .............................. 1,917 780,564
Microsoft Corp. .......................... 2,986 744,768
Oracle Corp. ............................ 8,924 779,957
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 80,620 632,061
Palo Alto Networks, Inc.
(a)
................... 4,551 857,272
Paycom Software, Inc.
(a)
.................... 2,546 735,947
Paylocity Holding Corp.
(a)
................... 3,742 720,747
PTC, Inc.
(a)
............................. 5,955 746,340
Roper Technologies, Inc. .................... 1,851 796,300
Salesforce, Inc.
(a)
......................... 4,657 761,932
ServiceNow, Inc.
(a)
........................ 1,725 745,493
Splunk, Inc.
(a)
........................... 7,310 749,275
Synopsys, Inc.
(a)
......................... 2,176 791,542
Tyler Technologies, Inc.
(a)
................... 2,309 741,766
Unity Software, Inc.
(a) (b)
..................... 19,224 585,178
VMware, Inc. , Class A
(a)
.................... 6,733 741,505
Workday, Inc. , Class A
(a)
.................... 4,169 773,224
Zoom Video Communications, Inc. , Class A
(a)
...... 10,048 749,480
Zscaler, Inc.
(a) (b)
.......................... 5,889 772,342
28,472,545
a
Specialty Retail  —  2 .1%
Advance Auto Parts, Inc. .................... 5,212 755,532
AutoZone, Inc.
(a)
......................... 304 755,908
Bath & Body Works, Inc. .................... 18,243 745,591
Best Buy Co., Inc. ........................ 8,875 737,601
Burlington Stores, Inc.
(a)
.................... 3,450 739,163
CarMax, Inc.
(a) (b)
.......................... 10,533 727,198
Home Depot, Inc. (The) .................... 2,437 722,668
Lowe's Companies, Inc. .................... 3,658 752,633
O'Reilly Automotive, Inc.
(a)
................... 908 753,731
Ross Stores, Inc. ......................... 6,788 750,346
TJX Companies, Inc. (The) .................. 9,832 753,131
Tractor Supply Co. ........................ 3,303 770,458
Ulta Beauty, Inc.
(a)
........................ 1,473 764,192
9,728,152
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Apple, Inc. ............................. 5,093 750,759
Dell Technologies, Inc. , Class C ............... 18,324 744,687
Hewlett Packard Enterprise Co. ............... 47,707 744,706
HP, Inc. ............................... 25,861 763,417

Schedule of Investments
(unaudited) (continued)
February 28, 2023
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2023
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ............................ 11,520 $ 743,616
Seagate Technology Holdings PLC ............. 11,099 716,552
Western Digital Corp.
(a)
..................... 18,389 707,609
5,171,346
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Lululemon Athletica, Inc.
(a)
................... 2,432 751,974
Nike, Inc. , Class B ........................ 6,294 747,664
VF Corp. .............................. 28,918 717,745
2,217,383
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 16,515 766,792
Philip Morris International, Inc. ................ 7,817 760,594
1,527,386
a
Trading Companies & Distributors  —  0 .7%
Fastenal Co. ............................ 14,765 761,283
Ferguson PLC ........................... 5,276 760,272
United Rentals, Inc. ....................... 1,694 793,690
WW Grainger, Inc. ........................ 1,168 780,726
3,095,971
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 5,309 745,277
Essential Utilities, Inc. ...................... 17,201 735,859
1,481,136
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
....................... 5,335 $ 758,530
a
Total Long-Term Investments — 99.5%
(Cost: $ 449,674,725 ) ................................ 470,818,565
a
Short-Term Securities
Money Market Funds  —  4 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.81%
(c) (d) (e)
...................... 19,628,175 19,639,952
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.41%
(c) (d)
............................ 915,349 915,349
a
Total Short-Term Securities — 4.4%
(Cost: $ 20,541,110 ) ................................. 20,555,301
Total Investments — 103.9%
(Cost: $ 470,215,835 ) ................................ 491,373,866
Liabilities in Excess of Other Assets — ( 3 .9 ) % ............... (18,231,842)
Net Assets — 100.0% ................................. $ 473,142,024
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/23
  Shares Held
at 02/28/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 19,441,960 $ 194,596
(a)
$ — $ 287 $ 3,109 $ 19,639,952 19,628,175 $ 93,865
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 572,417 342,932
(a)
— — — 915,349 915,349 11,145 —
BlackRock, Inc. ... 656,394 217,460 (135,987) 29,849 (11,411) 756,305 1,097 9,262 —
$ 30,136 $ (8,302)
$ 21,311,606
$ 114,272 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 4 03/17/23 $ 795 $ 1,928
S&P MidCap 400 E-Mini Index ............................................................. 4 03/17/23 1,041 1,749
$ 3,677

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2023

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended February 28, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,677 $ — $ — $ — $ 3,677
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (21,595) $ — $ — $ — $ (21,595)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 12,048 $ — $ — $ — $ 12,048
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,353,274
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 470,818,565  $ —  $ —  $ 470,818,565
Short-Term Securities
Money Market Funds ...................................... 20,555,301  —  —  20,555,301
$ 491,373,866  $ —  $ —  $ 491,373,866
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,677  $ —  $ —  $ 3,677
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Semi-Annual Report to Shareholders
Statement of Assets and Liabilities
(unaudited)
February 28, 2023
See notes to financial statements.
iShares
MSCI USA Equal
Weighted ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 470,062,260
Investments, at value — affiliated
(c)
....................................................................................... 21,311,606
Cash ........................................................................................................... 9,865
Cash pledged:
Futures contracts ................................................................................................. 81,000
Receivables:
Investments sold ................................................................................................. 25,396,569
Securities lending income — affiliated ................................................................................... 15,797
Dividends — unaffiliated ............................................................................................ 653,610
Dividends — affiliated .............................................................................................. 2,686
Interest — unaffiliated .............................................................................................. 59
Total assets ......................................................................................................
517,533,452
LIABILITIES
Collateral on securities loaned .......................................................................................... 19,638,179
Payables:
Investments purchased ............................................................................................. 24,715,394
Investment advisory fees ............................................................................................ 34,378
Variation margin on futures contracts .................................................................................... 3,477
Total liabilities .....................................................................................................
44,391,428
NET ASSETS .....................................................................................................
$ 473,142,024
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 479,941,533
Accumulated loss .................................................................................................. (6,799,509)
NET ASSETS .....................................................................................................
$ 473,142,024
NET ASSET VALUE
Shares outstanding ................................................................................................. 6,200,000
Net asset value .................................................................................................... $ 76.31
Shares authorized .................................................................................................. 500 million
Par value ........................................................................................................ $                    0.001
(a)
Securities loaned, at value .......................................................................................... $ 19,263,377
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 448,968,671
(c)
Investments, at cost — affiliated ....................................................................................... $ 21,247,164

Financial Statements
Statement of Operations
(unaudited)
Six Months Ended February 28, 2023
See notes to financial statements.
iShares
MSCI USA Equal
Weighted ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 3,788,552
Dividends — affiliated .............................................................................................. 20,407
Interest — unaffiliated .............................................................................................. 1,732
Securities lending income — affiliated — net ............................................................................... 93,865
Foreign taxes withheld ............................................................................................. (322)
Total investment income ..............................................................................................
3,904,234
EXPENSES
Investment advisory ............................................................................................... 191,192
Total expenses .................................................................................................... 191,192
Net investment income ...............................................................................................
3,713,042
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (17,694,903)
Investments — affiliated ........................................................................................... (2,861)
Futures contracts ............................................................................................... (21,595)
In-kind redemptions — unaffiliated
(a)
................................................................................... 15,741,041
In-kind redemptions — affiliated
(a)
.................................................................................... 32,997
(1,945,321)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 16,078,053
Investments — affiliated ........................................................................................... (8,302)
Futures contracts ............................................................................................... 12,048
16,081,799
Net realized and unrealized gain ........................................................................................
14,136,478
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 17,849,520
(a)
See Note 2 of the Notes to Financial Statements.

2023
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Equal Weighted ETF
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 3,713,042  $ 7,012,298
Net realized gain (loss) ............................................................................ (1,945,321) 23,488,105
Net change in unrealized appreciation (depreciation) ........................................................ 16,081,799  (100,544,068)
Net increase (decrease) in net assets resulting from operations ...................................................
17,849,520  (70,043,665)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(3,798,326) (6,766,523)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
46,623,280  16,185,919
NET ASSETS
Total increase (decrease) in net assets ................................................................... 60,674,474  (60,624,269)
Beginning of period ................................................................................
412,467,550  473,091,819
End of period ....................................................................................
$ 473,142,024  $ 412,467,550
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
.
iShares MSCI USA Equal Weighted ETF
Six Months
Ended
02/28/23
(unaudited)
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Year Ended
08/31/19
Year Ended
08/31/18
Net asset value, beginning of period ......
$ 74.32  $ 87.61  $ 62.79  $ 58.13  $ 59.33  $ 51.30
Net investment income
(a)
.............. 0 .64  1 .25  1 .03  1 .09  0 .92  0 .98
Net realized and unrealized gain (loss)
(b)
....
2 .04  (13.32) 24.72  4 .65  ( 1 .11 ) 7 .94
Net increase (decrease) from investment
operations ........................
2 .68  (12.07) 25.75  5 .74  ( 0 .19 ) 8 .92
Distributions from net investment income
(c)
.... ( 0 .69 ) ( 1 .22 ) ( 0 .93 ) ( 1 .08 ) ( 1 .01 ) ( 0 .89 )
Net asset value, end of period ...........
$ 76.31  $ 74.32  $ 87.61  $ 62.79  $ 58.13  $ 59.33
Total Return
(d)
– – – – – –
Based on net asset value ...............
3 .69%
(e)
(13.93) % 41.36% 10.18% ( 0 .23 ) % 17.55%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .09%
(g)
0 .10% 0 .15% 0 .15% 0 .15% 0 .15%
Total expenses after fees waived ..........
0 .09%
(g)
0 .09% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income .................
1 .75%
(g)
1 .52% 1 .34% 1 .84% 1 .63% 1 .76%
Supplemental Data
Net assets, end of period (000) ...........
$ 473,142  $ 412,468  $ 473,092  $ 226,062  $ 308,090  $ 192,820
Portfolio turnover rate
(h)
.................
15% 27% 30% 30% 24% 23%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)

2023
iShares Semi-Annual Report to Shareholders
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S.
GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has
approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
iShares ETF
Diversification
Classification
MSCI USA Equal Weighted .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Equal Weighted
Barclays Bank PLC ........................................... $ 1,557,155  $ (1,557,155) $ —  $ —
Barclays Capital, Inc. ......................................... 79,479  (78,990) —  489
BMO Capital Markets Corp. ..................................... 390,010  (390,010) —  —
BNP Paribas SA ............................................. 1,576,477  (1,576,477) —  —
BofA Securities, Inc. .......................................... 821,490  (821,490) —  —
Citigroup Global Markets, Inc. .................................... 757,133  (756,451) —  682
Goldman Sachs & Co. LLC ..................................... 5,962,094  (5,962,094) —  —
HSBC Bank PLC ............................................ 470,880  (470,880) —  —
J.P. Morgan Securities LLC ..................................... 3,355,369  (3,355,369) —  —
Jefferies LLC ............................................... 38,678  (38,678) —  —
Morgan Stanley ............................................. 3,199,468  (3,199,468) —  —
RBC Capital Markets LLC ...................................... 340,941  (340,941) —  —
SG Americas Securities LLC .................................... 76,520  (76,520) —  —
State Street Bank & Trust Co. .................................... 107,891  (107,491) —  400
Toronto-Dominion Bank ........................................ 529,792  (529,792) —  —
$ 19,263,377  $ (19,261,806)
$ —
$ 1,571
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 28, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
MSCI USA Equal Weighted . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.09%

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees.  The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
February 28, 2023, the Fund paid BTC $25,877 for securities lending agent services.
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2023, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2023, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Equal Weighted ......................................................... $ 17,215,925  $ 23,993,516  $ (3,498,677)
iShares ETF Purchases Sales
MSCI USA Equal Weighted ........................................................................... $ 64,701,546  $ 65,567,993
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Equal Weighted ........................................................................... $ 100,049,612  $ 54,003,052

Notes to Financial Statements
(unaudited) (continued)

2023
iShares Semi-Annual Report to Shareholders
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of August 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of February 28, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The
Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
iShares ETF Amounts
MSCI USA Equal Weighted .............................................................................................
$ 25,487,829
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Equal Weighted ....................................... $ 471,880,728  $ 51,439,883  $ (31,943,068) $ 19,496,815

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31,
2021. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30,
2023. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/23
Year Ended
08/31/22
iShares ETF Shares Amount Shares Amount
MSCI USA Equal Weighted
Shares sold ............................................... 1,350,000  $ 100,957,086  1,350,000  $ 112,623,588
Shares redeemed ........................................... (700,000) (54,333,806) (1,200,000) (96,437,669)
650,000  $ 46,623,280  150,000  $ 16,185,919

Statement Regarding Liquidity Risk Management Program
(unaudited)

2023
iShares Semi-Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI USA Equal Weighted ETF (the “Fund” or “ETF”), a series of the Company, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Directors (the “Board”) of the Company, on behalf of the Fund, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Fund does not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the ETF’s reasonably anticipated trading size (“RATS”).
The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of the ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT are available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

2023
iShares Semi-Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares

iS-SAR-823-0223
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	April 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	April 20, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	April 20, 2023